PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 17, 2017 CNY (¥)
Derivative [Line Items]
Loan receivable	¥ 1,529,800,657	¥ 1,529,800,657	$ 219,742,115	¥ 1,010,468,502
Prepaid insurance premium	111,611,828	111,611,828		121,339,137
Rental deposit and prepayment	7,953,767	7,953,767		7,854,676
Total	¥ 1,573,481,940	¥ 1,573,481,940	$ 226,016,539	1,712,888,803
Debt Instrument, Term	1 year	1 year
Interest rate					7.37%
Debt, face amount	¥ 300,000,000	¥ 300,000,000			¥ 300,000,000
Due from Related Parties	¥ 91,416,575	¥ 91,416,575
Loan One
Derivative [Line Items]
Interest rate	4.35%	4.35%	4.35%
Debt, face amount	¥ 20,000,000	¥ 20,000,000
Loan Two
Derivative [Line Items]
Interest rate	4.35%	4.35%	4.35%
Debt, face amount	¥ 68,331,364	¥ 68,331,364
Foreign exchange option [Member]
Derivative [Line Items]
Value-added tax deductible	701,407,085	701,407,085		899,664,288
Deposit for customer duty, bidding and others	257,678,467	257,678,467		132,370,773
Prepayment of electricity and others	181,596,189	181,596,189		67,028,909
Loan receivable	91,416,575	91,416,575		0
Prepayment for income tax	72,143,019	72,143,019		46,293,505
Receivable related to disposal of subsidiaries (note 1)	41,793,099	41,793,099		169,931,601
Receivable of option exercised	40,338,943	40,338,943		0
Prepaid insurance premium	28,351,182	28,351,182		34,237,367
Receivables related to discount from a supplier	21,492,474	21,492,474		26,497,935
Receivables related to disposal of land use right	14,571,587	14,571,587		25,326,877
Employee advances	10,134,076	10,134,076		4,721,001
Prepaid professional service fee	421,502	421,502		413,727
Refund receivable of U.S. countervailing duties (note 16)	0	0		209,450,023
Prepaid Commission	0	0		8,705,847
Others	104,183,975	104,183,975		80,392,274
Total	¥ 1,573,481,940	¥ 1,573,481,940		¥ 1,712,888,803
Maturity period of derivative	12 months